Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We historically have not granted, and currently have no plans to grant, option awards and, consequently, we have not adopted a policy with respect to the timing of option awards relative to the disclosure of material nonpublic information.

Award Timing Method	we have not adopted a policy with respect to the timing of option awards relative to the disclosure of material nonpublic information.